Montgomery, McCracken, Walker & Rhoads, llp
attorneys at law

Don E. Felice	123 South Broad Street	Direct Dial
Admitted in Pennsylvania, New Jersey	Avenue of the Arts	(215) 772-7385
Philadelphia, PA 19109-1029
	215-772-1500	dfelice@mmwr.com
Fax 215-772-7620

October 29, 2007

Securities and Exchange Commission

Division of Investment Management

450 Fifth Street, N. W.

Judiciary Plaza

Washington, D.C. 20549

Re:                               The Industry Leaders Fund (the “Registrant”)
Form N-1A Post-Effective Amendment No. 17 (“PEA No. 17”)
File Nos. (33-62893 /811-08989)

Ladies and Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed herewith for filing pursuant to Rule 485(b) under the Securities Act of 1933 and the Investment Company Act of 1940, Post Effective Amendment No. 17 for the Registrant. The purpose of this filing is to update certain financial information contained in the filing with respect to the holdings of certain of Registrant’s shareholders and to respond to comments from the Commission Staff.

As required under Rule 485(b), and as counsel for Registrant, the undersigned represents that the enclosed Post-Effective Amendment No. 17 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act of 1933.

Very truly yours,

Don E. Felice

Enclosure

cc (w/enc):

Gerald Sullivan

•	Philadelphia, PA • Cherry Hill, NJ	•	Wilmington, DE	Berwyn, PA	•	West Chester, PA •

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